Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Deferred tax assets
Allowance for doubtful accounts	$ 28,462	$ 26,435
Accrued expenses	77,786	79,053
Net operating loss carry-forward	254,914	257,637
Total deferred tax assets	361,162	363,125
Less: valuation allowance	(263,230)	(290,398)
Total deferred tax assets, net	97,932	72,727
Deferred tax liabilities
Acquired assets	2,557	3,462
Tax impact from the unrealized gain on long-term investments	11,617	15,945
Total deferred tax liabilities	$ 14,174	$ 19,407